Distribution Date:	10/18/21	Benchmark 2018-B7 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-B7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Exchangeable Certificate Detail	5-6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Directing Holder	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	24		-
Modified Loan Detail	25		, | ,
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162TAX1	3.436000%	20,240,000.00	10,876,078.62	396,824.15	31,141.84	0.00	0.00	427,965.99	10,479,254.47	30.26%	30.00%
A-2	08162TAY9	4.377000%	211,980,000.00	211,980,000.00	0.00	773,197.05	0.00	0.00	773,197.05	211,980,000.00	30.26%	30.00%
A-SB	08162TAZ6	4.376000%	36,078,000.00	36,078,000.00	0.00	131,564.44	0.00	0.00	131,564.44	36,078,000.00	30.26%	30.00%
A-3	08162TBA0	4.241000%	203,000,000.00	203,000,000.00	0.00	717,435.83	0.00	0.00	717,435.83	203,000,000.00	30.26%	30.00%
A-4	08162TBB8	4.510000%	320,279,000.00	320,279,000.00	0.00	1,203,715.24	0.00	0.00	1,203,715.24	320,279,000.00	30.26%	30.00%
A-M	08162TBD4	4.741000%	93,293,000.00	93,293,000.00	0.00	368,585.09	0.00	0.00	368,585.09	93,293,000.00	21.94%	21.75%
B	08162TBE2	4.858030%	52,300,000.00	52,300,000.00	0.00	211,729.13	0.00	0.00	211,729.13	52,300,000.00	17.27%	17.13%
C	08162TBF9	4.858030%	52,301,000.00	52,301,000.00	0.00	211,733.17	0.00	0.00	211,733.17	52,301,000.00	12.61%	12.50%
D	08162TAG8	3.000000%	32,511,000.00	32,511,000.00	0.00	81,277.50	0.00	0.00	81,277.50	32,511,000.00	9.71%	9.63%
E	08162TAJ2	3.000000%	24,030,000.00	24,030,000.00	0.00	60,075.00	0.00	0.00	60,075.00	24,030,000.00	7.57%	7.50%
F	08162TAL7	3.608030%	26,857,000.00	26,857,000.00	0.00	80,750.71	0.00	0.00	80,750.71	26,857,000.00	5.17%	5.13%
G-RR	08162TAP8	4.858030%	11,309,000.00	11,309,000.00	0.00	45,782.88	0.00	0.00	45,782.88	11,309,000.00	4.16%	4.13%
H-RR	08162TAR4	4.858030%	11,308,000.00	11,308,000.00	0.00	45,778.83	0.00	0.00	45,778.83	11,308,000.00	3.15%	3.13%
J-RR*	08162TAT0	4.858030%	35,338,680.00	35,338,679.99	0.00	201,262.45	0.00	0.00	201,262.45	35,338,679.99	0.00%	0.00%
S	08162TAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162TAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	4.858030%	37,090,000.17	36,782,872.23	13,015.46	150,819.10	0.00	0.00	163,834.56	36,769,856.77	0.00%	0.00%
Interest
Regular SubTotal			1,167,914,680.17	1,158,243,630.84	409,839.61	4,314,848.26	0.00	0.00	4,724,687.87	1,157,833,791.23

Notional Certificates
X-A	08162TBC6	0.436853%	884,870,000.00	875,506,078.61	0.00	318,722.58	0.00	0.00	318,722.58	875,109,254.47
X-B	08162TAA1	0.000000%	104,601,000.00	104,601,000.00	0.00	0.00	0.00	0.00	0.00	104,601,000.00
X-D	08162TAC7	1.858030%	56,541,000.00	56,541,000.00	0.00	87,545.71	0.00	0.00	87,545.71	56,541,000.00
X-F	08162TAE3	1.250000%	26,857,000.00	26,857,000.00	0.00	27,976.04	0.00	0.00	27,976.04	26,857,000.00
Notional SubTotal			1,072,869,000.00	1,063,505,078.61	0.00	434,244.33	0.00	0.00	434,244.33	1,063,108,254.47

Deal Distribution Total					409,839.61	4,749,092.59	0.00	0.00	5,158,932.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162TAX1	537.35566304	19.60593626	1.53862846	0.00000000	0.00000000	0.00000000	0.00000000	21.14456472	517.74972678
A-2	08162TAY9	1,000.00000000	0.00000000	3.64750000	0.00000000	0.00000000	0.00000000	0.00000000	3.64750000	1,000.00000000
A-SB	08162TAZ6	1,000.00000000	0.00000000	3.64666667	0.00000000	0.00000000	0.00000000	0.00000000	3.64666667	1,000.00000000
A-3	08162TBA0	1,000.00000000	0.00000000	3.53416665	0.00000000	0.00000000	0.00000000	0.00000000	3.53416665	1,000.00000000
A-4	08162TBB8	1,000.00000000	0.00000000	3.75833333	0.00000000	0.00000000	0.00000000	0.00000000	3.75833333	1,000.00000000
A-M	08162TBD4	1,000.00000000	0.00000000	3.95083329	0.00000000	0.00000000	0.00000000	0.00000000	3.95083329	1,000.00000000
B	08162TBE2	1,000.00000000	0.00000000	4.04835813	0.00000000	0.00000000	0.00000000	0.00000000	4.04835813	1,000.00000000
C	08162TBF9	1,000.00000000	0.00000000	4.04835797	0.00000000	0.00000000	0.00000000	0.00000000	4.04835797	1,000.00000000
D	08162TAG8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162TAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162TAL7	1,000.00000000	0.00000000	3.00669137	0.00000000	0.00000000	0.00000000	0.00000000	3.00669137	1,000.00000000
G-RR	08162TAP8	1,000.00000000	0.00000000	4.04835794	0.00000000	0.00000000	0.00000000	0.00000000	4.04835794	1,000.00000000
H-RR	08162TAR4	1,000.00000000	0.00000000	4.04835780	0.00000000	0.00000000	0.00000000	0.00000000	4.04835780	1,000.00000000
J-RR	08162TAT0	999.99999972	0.00000000	5.69524527	(1.64688721)	5.13694003	0.00000000	0.00000000	5.69524527	999.99999972
S	08162TAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162TAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	991.71938693	0.35091561	4.06630087	(0.05146589)	0.16053168	0.00000000	0.00000000	4.41721648	991.36847133

Notional Certificates
X-A	08162TBC6	989.41774341	0.00000000	0.36019142	0.00000000	0.00000000	0.00000000	0.00000000	0.36019142	988.96928868
X-B	08162TAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08162TAC7	1,000.00000000	0.00000000	1.54835801	0.00000000	0.00000000	0.00000000	0.00000000	1.54835801	1,000.00000000
X-F	08162TAE3	1,000.00000000	0.00000000	1.04166660	0.00000000	0.00000000	0.00000000	0.00000000	1.04166660	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	31,141.84	0.00	31,141.84	0.00	0.00	0.00	31,141.84	0.00
A-2	09/01/21 - 09/30/21	30	0.00	773,197.05	0.00	773,197.05	0.00	0.00	0.00	773,197.05	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	131,564.44	0.00	131,564.44	0.00	0.00	0.00	131,564.44	0.00
A-3	09/01/21 - 09/30/21	30	0.00	717,435.83	0.00	717,435.83	0.00	0.00	0.00	717,435.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,203,715.24	0.00	1,203,715.24	0.00	0.00	0.00	1,203,715.24	0.00
X-A	09/01/21 - 09/30/21	30	0.00	318,722.58	0.00	318,722.58	0.00	0.00	0.00	318,722.58	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/21 - 09/30/21	30	0.00	87,545.71	0.00	87,545.71	0.00	0.00	0.00	87,545.71	0.00
X-F	09/01/21 - 09/30/21	30	0.00	27,976.04	0.00	27,976.04	0.00	0.00	0.00	27,976.04	0.00
A-M	09/01/21 - 09/30/21	30	0.00	368,585.09	0.00	368,585.09	0.00	0.00	0.00	368,585.09	0.00
B	09/01/21 - 09/30/21	30	0.00	211,729.13	0.00	211,729.13	0.00	0.00	0.00	211,729.13	0.00
C	09/01/21 - 09/30/21	30	0.00	211,733.17	0.00	211,733.17	0.00	0.00	0.00	211,733.17	0.00
D	09/01/21 - 09/30/21	30	0.00	81,277.50	0.00	81,277.50	0.00	0.00	0.00	81,277.50	0.00
E	09/01/21 - 09/30/21	30	0.00	60,075.00	0.00	60,075.00	0.00	0.00	0.00	60,075.00	0.00
F	09/01/21 - 09/30/21	30	0.00	80,750.71	0.00	80,750.71	0.00	0.00	0.00	80,750.71	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	45,782.88	0.00	45,782.88	0.00	0.00	0.00	45,782.88	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	45,778.83	0.00	45,778.83	0.00	0.00	0.00	45,778.83	0.00
J-RR	09/01/21 - 09/30/21	30	239,731.50	143,063.63	0.00	143,063.63	(58,198.82)	0.00	0.00	201,262.45	181,532.68
VRR Interest	09/01/21 - 09/30/21	30	7,862.99	148,910.24	0.00	148,910.24	(1,908.87)	0.00	0.00	150,819.10	5,954.12
Totals			247,594.49	4,688,984.91	0.00	4,688,984.91	(60,107.69)	0.00	0.00	4,749,092.59	187,486.80

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V2)	N/A	4.858030%	663,853.22	356,725.28	13,015.46	1,444.15	0.00	0.00	14,459.61	343,709.82
V-A-1 (V1)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.858030%	6,952,747.29	6,952,747.29	0.00	28,147.21	0.00	0.00	28,147.21	6,952,747.29
V-A-2 (V1)	N/A	N/A	6,952,747.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.858030%	1,183,324.92	1,183,324.92	0.00	4,790.52	0.00	0.00	4,790.52	1,183,324.92
V-A-SB (V1)	N/A	N/A	1,183,324.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.858030%	6,658,211.63	6,658,211.63	0.00	26,954.82	0.00	0.00	26,954.82	6,658,211.63
V-A-3 (V1)	N/A	N/A	6,658,211.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.858030%	10,504,854.00	10,504,854.00	0.00	42,527.41	0.00	0.00	42,527.41	10,504,854.00
V-A-4 (V1)	N/A	N/A	10,504,854.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-M (V2)	N/A	4.858030%	3,059,923.83	3,059,923.83	0.00	12,387.67	0.00	0.00	12,387.67	3,059,923.83
V-A-M (V1)	N/A	N/A	3,059,923.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.858030%	1,715,391.47	1,715,391.47	0.00	6,944.52	0.00	0.00	6,944.52	1,715,391.47
V-B (V1)	N/A	N/A	1,715,391.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.858030%	1,715,424.27	1,715,424.27	0.00	6,944.65	0.00	0.00	6,944.65	1,715,424.27
V-C (V1)	N/A	N/A	1,715,424.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.858030%	1,066,330.63	1,066,330.63	0.00	4,316.89	0.00	0.00	4,316.89	1,066,330.63
V-D (V1)	N/A	N/A	1,066,330.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.858030%	788,161.70	788,161.70	0.00	3,190.76	0.00	0.00	3,190.76	788,161.70
V-E (V1)	N/A	N/A	788,161.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.858030%	880,884.68	880,884.68	0.00	3,566.14	0.00	0.00	3,566.14	880,884.68
V-F (V1)	N/A	N/A	880,884.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.858030%	370,924.71	370,924.71	0.00	1,501.64	0.00	0.00	1,501.64	370,924.71
V-G (V1)	N/A	N/A	370,924.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.858030%	370,891.91	370,891.91	0.00	1,501.50	0.00	0.00	1,501.50	370,891.91
V-H (V1)	N/A	N/A	370,891.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-J (V2)	N/A	4.858030%	1,159,075.91	1,159,075.91	0.00	6,601.22	0.00	0.00	6,601.22	1,159,075.91
V-J (V1)	N/A	N/A	1,159,075.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			74,180,000.34	36,782,872.23	13,015.46	150,819.10	0.00	0.00	163,834.56	36,769,856.77
								Exchangeable Certificate Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	BCC2I7UZ1	4.858030%	37,090,000.17	36,782,872.23	13,015.46	150,819.10	0.00	0.00	163,834.56	36,769,856.77
Exchangeable Certificates Total			37,090,000.17	36,782,872.23	13,015.46	150,819.10	0.00	0.00	163,834.56	36,769,856.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	5,158,932.20
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,704,496.75	Master Servicing Fee	6,856.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,177.30
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	482.60
ARD Interest	0.00	Operating Advisor Fee	1,995.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,704,496.75	Total Fees	15,511.79

Principal		Expenses/Reimbursements
Scheduled Principal	409,839.61	Reimbursement for Interest on Advances	(6,906.28)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(54,861.53)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,660.12
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	409,839.61	Total Expenses/Reimbursements	(60,107.69)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,749,092.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	409,839.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,158,932.20
Total Funds Collected	5,114,336.36	Total Funds Distributed	5,114,336.30

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,158,243,630.84	1,158,243,630.84	Beginning Certificate Balance	1,158,243,630.84
(-) Scheduled Principal Collections	409,839.61	409,839.61	(-) Principal Distributions	409,839.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,157,833,791.23	1,157,833,791.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,158,325,291.65	1,158,325,291.65	Ending Certificate Balance	1,157,833,791.23
Ending Actual Collateral Balance	1,157,916,922.72	1,157,916,922.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	10	48,872,497.00	4.22%	84	5.1734	1.666043	1.44 or less	25	554,258,391.71	47.87%	64	5.0167	0.863397
7,500,000 to 14,999,999		11	106,224,430.04	9.17%	73	5.0747	1.321205	1.45 to 1.49	3	43,490,449.57	3.76%	84	5.1147	1.457931
15,000,000 to 24,999,999		12	235,359,351.33	20.33%	75	5.0982	1.675440	1.50 to 1.74	8	258,606,526.62	22.34%	79	4.9081	1.637447
25,000,000 to 49,999,999		13	486,977,512.86	42.06%	73	5.0473	1.100628	1.75 to 1.99	6	73,407,423.33	6.34%	84	4.9417	1.904865
	50,000,000 or greater	5	280,400,000.00	24.22%	66	4.2565	1.827903	2.00 to 2.49	6	153,556,000.00	13.26%	76	4.4791	2.211199
	Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705	2.50 to 3.49	3	74,515,000.00	6.44%	84	4.3005	2.950331
								3.50 and greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	5,593,407.06	0.48%	83	5.1100	1.730000
							Industrial	72	94,340,829.32	8.15%	66	5.2312	1.454341
Arizona	18	84,896,565.35	7.33%	80	4.9060	1.390827
							Lodging	7	194,109,768.80	16.76%	84	5.2090	0.675321
California	10	217,112,170.93	18.75%	84	4.8988	1.381335
							Mixed Use	3	26,850,000.00	2.32%	84	4.9323	1.119814
Colorado	1	50,000,000.00	4.32%	85	4.3500	2.150000
							Multi-Family	14	39,090,449.57	3.38%	85	5.0161	1.698012
Connecticut	1	38,500,000.00	3.33%	85	5.0500	1.140000
							Office	106	444,031,840.09	38.35%	60	4.6262	1.623644
Delaware	2	67,978,165.62	5.87%	68	5.1319	1.688375
							Retail	18	331,455,174.99	28.63%	81	4.8649	1.608116
Florida	50	95,105,711.15	8.21%	69	4.6667	1.436615
							Self Storage	7	27,955,728.48	2.41%	83	5.1305	1.642674
Illinois	8	82,215,000.00	7.10%	38	4.8447	1.730766
							Totals	227	1,157,833,791.23	100.00%	72	4.8740	1.437705
Indiana	1	33,314,568.77	2.88%	85	5.6050	0.300000
Kansas	1	25,000,000.00	2.16%	81	4.7000	2.440000
Kentucky	1	6,903,614.46	0.60%	84	5.1000	1.320000
Louisiana	1	8,300,000.00	0.72%	84	5.0800	0.880000
Maryland	1	14,500,000.00	1.25%	84	4.9550	1.880000
Massachusetts	1	19,800,000.00	1.71%	84	4.6270	2.520000
Michigan	12	30,090,449.57	2.60%	85	4.9333	1.810111
Minnesota	20	10,130,707.03	0.87%	52	5.3271	1.428011
New Jersey	8	46,529,569.76	4.02%	84	5.6930	1.194297
New York	8	181,350,000.00	15.66%	56	4.3570	1.258696
North Carolina	3	7,180,216.55	0.62%	84	5.1900	1.390000
Ohio	2	8,841,956.96	0.76%	84	5.0900	1.280000
Pennsylvania	71	58,177,419.22	5.02%	67	5.3158	0.665861
South Carolina	1	11,425,238.07	0.99%	24	5.5300	1.270000
Texas	3	52,358,849.07	4.52%	84	4.9841	1.841684
Virginia	1	2,530,181.68	0.22%	84	5.3300	1.410000
Totals	227	1,157,833,791.23	100.00%	72	4.8740	1.437705

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499% or less	4	220,400,000.00	19.04%	60	4.0889	1.864083	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	50,000,000.00	4.32%	85	4.3500	2.150000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	103,156,000.00	8.91%	57	4.6565	2.009333	25 months to 36 months	41	818,230,113.68	70.67%	82	5.0193	1.410113
	4.7500% to 4.9999%	11	202,274,040.87	17.47%	84	4.8576	1.466393	37 months to 48 months	10	339,603,677.55	29.33%	50	4.5237	1.504184
	5.0000% or greater	31	582,003,750.36	50.27%	74	5.2605	1.103758	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705	Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	61 months or less	7	218,461,642.26	18.87%	22	4.7105	1.318539	Interest Only	22	669,671,000.00	57.84%	67	4.6305	1.574149
	62 months or greater	44	939,372,148.97	81.13%	84	4.9120	1.465418	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705	300 months to 350 months	28	462,262,791.23	39.92%	79	5.2020	1.238792
								351 months or greater	1	25,900,000.00	2.24%	84	5.3150	1.460000
								Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	46	1,058,701,372.41	91.44%	71	4.8473	1.449061				None
	13 months to 24 months	5	99,132,418.82	8.56%	84	5.1585	1.316424
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	1,157,833,791.23	100.00%	72	4.8740	1.437705
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10196718	1	OF	Brooklyn	NY	Actual/360	4.050%	270,000.00	0.00	0.00	N/A	09/06/23	--	80,000,000.00	80,000,000.00	10/06/21
2	10196723	1	OF	Sunnyvale	CA	Actual/360	4.131%	173,501.41	0.00	0.00	N/A	10/06/28	--	50,400,000.00	50,400,000.00	10/06/21
3	10196724	1	RT	Aventura	FL	Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	10/01/21
4	10196725	1	RT	Vail	CO	Actual/360	4.350%	181,250.00	0.00	0.00	N/A	11/06/28	--	50,000,000.00	50,000,000.00	10/06/21
5	10196727	1	OF	Various	AZ	Actual/360	4.755%	198,125.00	0.00	0.00	N/A	10/06/28	--	50,000,000.00	50,000,000.00	10/06/21
6	10196731	1	RT	Newark	DE	Actual/360	5.090%	207,841.67	0.00	0.00	N/A	11/01/28	--	49,000,000.00	49,000,000.00	10/01/21
7	10196732	1	OF	New York	NY	Actual/360	4.910%	188,216.67	0.00	0.00	N/A	10/06/28	--	46,000,000.00	46,000,000.00	10/06/21
8	10196734	1	LO	Venice Beach	CA	Actual/360	5.130%	192,375.00	0.00	0.00	N/A	10/06/28	--	45,000,000.00	45,000,000.00	10/06/21
9	10191204	1	OF	Chicago	IL	Actual/360	4.627%	165,815.17	0.00	0.00	N/A	07/01/23	--	43,000,000.00	43,000,000.00	10/01/21
10	10192528	1	Various Various		Various	Actual/360	5.372%	179,066.67	0.00	0.00	N/A	07/01/23	--	40,000,000.00	40,000,000.00	10/01/21
11	10196735	1	OF	New York	NY	Actual/360	4.073%	135,766.67	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	10/01/21
12	10196736	1	LO	Philadelphia	PA	Actual/360	5.312%	170,129.27	52,290.76	0.00	N/A	11/06/28	--	38,432,816.03	38,380,525.27	10/06/21
13	10196737	1	IN	Shelton	CT	Actual/360	5.050%	162,020.83	0.00	0.00	N/A	11/01/28	--	38,500,000.00	38,500,000.00	10/01/21
14	10196738	1	RT	Canutillo	TX	30/360	5.103%	146,294.86	49,233.43	0.00	N/A	10/06/28	--	34,402,082.50	34,352,849.07	09/06/21
15	10195913	1	RT	Indianapolis	IN	Actual/360	5.605%	155,790.56	39,341.99	0.00	N/A	11/06/28	--	33,353,910.76	33,314,568.77	10/06/21
16	10196739	1	LO	Edgewater	NJ	Actual/360	5.592%	133,121.29	37,230.37	0.00	N/A	10/06/28	--	28,566,800.12	28,529,569.75	10/06/21
17	10196740	1	OF	Irvine	CA	Actual/360	5.315%	114,715.42	0.00	0.00	N/A	10/06/28	--	25,900,000.00	25,900,000.00	10/06/21
18	10195317	1	OF	Overland Park	KS	Actual/360	4.700%	97,916.67	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	10/01/21
19	10196741	1	LO	Tempe	AZ	Actual/360	5.110%	101,993.05	33,898.05	0.00	N/A	10/06/28	--	23,951,400.90	23,917,502.85	09/06/21
20	10196742	1	LO	Carmel	CA	Actual/360	5.330%	102,571.66	29,477.42	0.00	N/A	10/06/28	--	23,093,057.05	23,063,579.63	10/06/21
21	10196743	1	MF	Ann Arbor	MI	Actual/360	4.967%	88,992.08	0.00	0.00	N/A	11/01/28	--	21,500,000.00	21,500,000.00	10/01/21
22	10196744	1	LO	Huntington Beach	CA	Actual/360	4.820%	83,328.55	27,105.19	0.00	N/A	11/01/28	--	20,745,696.49	20,718,591.30	10/01/21
23	10196745	1	SS	Various	Various	Actual/360	5.110%	88,573.33	24,488.07	0.00	N/A	09/06/28	--	20,800,000.00	20,775,511.93	10/06/21
24	10196746	1	RT	Chicopee	MA	Actual/360	4.627%	76,345.50	0.00	0.00	N/A	10/01/28	--	19,800,000.00	19,800,000.00	10/01/21
25	10195607	1	OF	Wilmington	DE	Actual/360	5.240%	82,966.67	21,834.38	0.00	N/A	09/06/23	--	19,000,000.00	18,978,165.62	10/06/21
26	10196747	1	OF	Novato	CA	Actual/360	5.155%	78,828.54	0.00	0.00	N/A	11/06/28	--	18,350,000.00	18,350,000.00	10/06/21
27	10196748	1	Various Various		NJ	Actual/360	5.853%	87,795.00	0.00	0.00	N/A	10/06/28	--	18,000,000.00	18,000,000.00	10/06/21
28	10196749	1	RT	Chicago	IL	Actual/360	5.130%	74,812.50	0.00	0.00	N/A	10/06/28	--	17,500,000.00	17,500,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	10196750	1	IN	Various	IL	Actual/360	5.110%	74,095.00	0.00	0.00	N/A	10/06/23	--	17,400,000.00	17,400,000.00	10/06/21
30	10196751	1	RT	San Antonio	TX	Actual/360	4.705%	60,208.32	0.00	0.00	N/A	11/01/28	--	15,356,000.00	15,356,000.00	10/01/21
31	10196752	1	LO	Frederick	MD	Actual/360	4.955%	59,872.92	0.00	0.00	N/A	10/06/28	--	14,500,000.00	14,500,000.00	10/06/21
32	10196753	1	MU	Malibu	CA	Actual/360	4.828%	51,297.50	0.00	0.00	N/A	09/06/28	--	12,750,000.00	12,750,000.00	10/06/21
33	10196754	1	RT	Summerville	SC	Actual/360	5.530%	52,720.75	15,070.30	0.00	N/A	10/06/23	--	11,440,308.37	11,425,238.07	10/06/21
34	10196755	1	IN	Various	OH	Actual/360	5.090%	37,557.97	12,574.17	0.00	N/A	10/06/28	--	8,854,531.13	8,841,956.96	10/06/21
35	10196756	1	OF	Fresno	CA	Actual/360	4.920%	37,310.00	0.00	0.00	N/A	07/06/28	--	9,100,000.00	9,100,000.00	10/06/21
36	10196757	1	RT	New York	NY	Actual/360	4.792%	35,940.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	07/01/20
37	10196758	1	MF	Essexville	MI	Actual/360	4.849%	34,763.99	12,722.82	0.00	N/A	10/06/28	--	8,603,172.39	8,590,449.57	10/06/21
38	10196759	1	RT	Fort Myers	FL	Actual/360	5.360%	37,832.56	11,429.73	0.00	N/A	11/06/28	--	8,469,976.60	8,458,546.87	10/06/21
39	10196760	1	MU	New Orleans	LA	Actual/360	5.080%	35,136.67	0.00	0.00	N/A	10/06/28	--	8,300,000.00	8,300,000.00	10/06/21
40	10196761	1	RT	Ocala	FL	Actual/360	5.180%	33,104.36	10,725.72	0.00	N/A	10/06/23	--	7,668,964.29	7,658,238.57	10/06/21
41	10196762	1	RT	San Diego	CA	Actual/360	5.360%	33,946.67	0.00	0.00	N/A	11/06/28	--	7,600,000.00	7,600,000.00	09/06/21
42	10196763	1	SS	Various	NC	Actual/360	5.190%	31,097.86	10,039.14	0.00	N/A	10/06/28	--	7,190,255.68	7,180,216.54	10/06/21
43	10196764	1	RT	Florence	KY	Actual/360	5.100%	29,377.04	8,629.44	0.00	N/A	10/06/28	--	6,912,243.90	6,903,614.46	10/06/21
44	10196765	1	MF	Brooklyn	NY	Actual/360	5.390%	28,522.08	0.00	0.00	N/A	10/06/28	--	6,350,000.00	6,350,000.00	10/06/21
45	10196766	1	MU	Tempe	AZ	Actual/360	4.950%	23,925.00	0.00	0.00	N/A	10/06/28	--	5,800,000.00	5,800,000.00	10/06/21
46	10196767	1	IN	Lester Prairie	MN	Actual/360	5.280%	21,757.02	5,946.14	0.00	N/A	11/06/28	--	4,944,778.17	4,938,832.03	10/06/21
47	10196768	1	RT	Sugar Grove	IL	Actual/360	4.783%	17,198.87	0.00	0.00	N/A	10/06/28	--	4,315,000.00	4,315,000.00	10/06/21
48	10196769	1	RT	San Marcos	CA	Actual/360	5.300%	18,682.50	0.00	0.00	N/A	10/06/28	--	4,230,000.00	4,230,000.00	09/06/21
49	10196770	1	OF	Winter Garden	FL	Actual/360	5.383%	17,850.12	4,568.68	0.00	N/A	10/06/28	--	3,979,220.97	3,974,652.29	10/06/21
50	10196771	1	MF	Marble Falls	TX	Actual/360	5.060%	11,174.17	0.00	0.00	N/A	10/06/28	--	2,650,000.00	2,650,000.00	10/06/21
51	10196772	1	RT	Richmond	VA	Actual/360	5.330%	11,252.59	3,233.81	0.00	N/A	10/06/28	--	2,533,415.49	2,530,181.68	10/06/21
Totals								4,704,496.75	409,839.61	0.00				1,158,243,630.84	1,157,833,791.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	28,596,493.19	15,279,171.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	34,935,304.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	115,602,112.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	6,834,183.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	16,178,567.96	6,789,223.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,421,311.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,490,236.42	1,088,382.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	73,925.39	(383,805.53)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	54,747,850.98	25,774,955.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,573,807.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	22,164,907.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	1,437,154.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,354,507.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	4,310,470.00	01/01/20	06/30/20	--	0.00	0.00	195,323.60	195,323.60	0.00	0.00
15	1	1,150,020.63	1,148,000.14	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	1,973,078.87	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,598,746.35	1,107,701.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	9,805,040.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	4,436,331.92	0.00	--	--	--	0.00	0.00	135,773.54	135,773.54	0.00	0.00
20	1	1,215,787.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,166,222.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,103,183.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,921,712.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,520,053.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	4,027,411.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,368,430.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	9,942,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,613,957.39	0.00	--	--	--	0.00	0.00	74,307.33	74,307.33	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	1,652,389.86	1,050,104.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,836,701.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	99,415.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	534,136.42	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,081,821.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	850,191.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	926,193.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	0.00	169,498.45	01/01/20	03/31/20	--	0.00	0.00	35,838.45	546,670.21	0.00	0.00
37	1	910,381.59	900,228.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	804,252.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	389,246.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	817,718.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	296,609.16	0.00	--	--	--	0.00	0.00	33,283.95	33,283.95	0.00	0.00
42	1	732,689.17	696,882.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	527,360.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	411,997.32	186,553.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	708,886.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	569,932.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	642,974.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	275,146.35	161,014.69	01/01/21	06/30/21	--	0.00	0.00	18,489.90	18,489.90	0.00	0.00
49	1	326,270.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	280,545.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	246,399.96	123,199.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		350,666,725.70	60,908,797.15				0.00	0.00	493,016.77	1,003,848.53	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.873966%	4.857895%	72
09/17/21	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874101%	4.858030%	73
08/17/21	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874209%	4.858257%	74
07/16/21	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	1	12,750,000.00	0	0.00	0	0.00	4.874317%	4.858247%	75
06/17/21	0	0.00	0	0.00	1	9,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874438%	4.858368%	76
05/17/21	1	34,596,940.26	1	28,700,818.70	2	21,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874545%	4.858475%	77
04/16/21	2	63,382,394.84	0	0.00	2	21,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874665%	4.858596%	78
03/17/21	0	0.00	0	0.00	4	76,419,073.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874769%	4.858700%	79
02/18/21	0	0.00	0	0.00	4	76,464,103.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.874912%	4.858843%	80
01/15/21	0	0.00	0	0.00	4	76,495,553.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.875014%	4.858946%	81
12/17/20	1	33,676,973.01	0	0.00	4	76,526,853.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.875116%	4.859049%	82
11/18/20	1	33,714,472.46	2	64,821,110.90	3	50,662,473.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.875231%	4.859164%	83
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
14	10196738	09/06/21	0	B	195,323.60	195,323.60	0.00		34,402,082.50	11/17/20	3
19	10196741	09/06/21	0	B	135,773.54	135,773.54	0.00		23,951,400.90
28	10196749	09/06/21	0	B	74,307.33	74,307.33	0.00		17,500,000.00
36	10196757	07/01/20	14	3	35,838.45	546,670.21	24,222.13		9,000,000.00	07/02/20	98
41	10196762	09/06/21	0	B	33,283.95	33,283.95	0.00		7,600,000.00
48	10196769	09/06/21	0	B	18,489.90	18,489.90	0.00		4,230,000.00
Totals					493,016.77	1,003,848.53	24,222.13		96,683,483.40
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		218,461,642	218,461,642	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		939,372,149	930,372,149	9,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,157,833,791	1,148,833,791	0	0	9,000,000	0
Sep-21	1,158,243,631	1,149,243,631	0	0	9,000,000	0
Aug-21	1,158,570,031	1,149,570,031	0	0	9,000,000	0
Jul-21	1,158,894,952	1,149,894,952	0	0	9,000,000	0
Jun-21	1,159,253,993	1,150,253,993	0	0	9,000,000	0
May-21	1,159,575,810	1,074,528,051	34,596,940	28,700,819	21,750,000	0
Apr-21	1,159,931,847	1,074,799,452	63,382,395	0	21,750,000	0
Mar-21	1,160,246,728	1,083,827,655	0	0	76,419,074	0
Feb-21	1,160,665,717	1,084,201,614	0	0	76,464,103	0
Jan-21	1,160,977,263	1,084,481,709	0	0	76,495,554	0
Dec-20	1,161,287,396	1,051,083,569	33,676,973	0	76,526,854	0
Nov-20	1,161,631,425	1,012,433,368	33,714,472	64,821,111	50,662,473	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	10196738	34,352,849.07	34,402,082.50	127,375,000.00	07/27/18	8,668,307.80	1.76000	06/30/20	10/06/28	323
16	10196739	28,529,569.75	28,529,569.75	32,000,000.00	12/01/20	1,973,078.87	0.97000	03/31/21	10/06/28	323
36	10196757	9,000,000.00	9,000,000.00	5,100,000.00	08/27/20	681,719.04	1.55000	03/31/20	10/01/28	I/O
Totals		71,882,418.82	71,931,652.25	164,475,000.00		11,323,105.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	10196738	RT	TX	11/17/20	3
10/14/2021 Loan transferred due to Parent Co of Borrower recently filing BNK. Reviewing options with counsel and Borrower.

16	10196739	LO	NJ	10/13/20	98
10/14/2021 Borrower has brought the Loan current and paid all required Lender expenses. The Loan will be returned to the MS following a rehab period.

36	10196757	RT	NY	07/02/20	98

"10/14/2021 The loan transferred to the Special Servicer on 7/2/20 due to delinquent payments, and is due for the 8/1/20 payment at this time. Performance of the property declined o close and ceased making rental payments. Verizon has continued to pay re nt pursuant to their lease. Cash flow generated from the property has been insufficient to cover debt service. Borrower has not submitted a proposal for Lender to consider. Len due to COVID, when the top two tenants, Barry's Bootcamp and Drybar, were forc ed tder will dual track foreclosure with workout alternatives."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
32	10196753	1 0.00	4.82800%	0.00	4.82800%	8	06/11/21	04/05/21	06/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	7,167.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	(65,528.63)	0.00	0.00	0.00	0.00	0.00	(6,906.30)	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,147.15	0.00	0.00	0.00	0.02	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	512.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(54,861.53)	0.00	1,660.12	0.00	0.00	0.00	(6,906.28)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(60,107.69)

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Supplemental Notes
Disclosable Special Servicer Fees
SS Fee (M10196757) = $3,500; SS Fee (M10196739) = $5,951; Workout Fee (M10196753) = $513; Workout Fee (M10196740) = $1,147; Consent Fee (M10196747) = $7500

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29